RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) In Thousands, unless otherwise specified	12 Months Ended																		12 Months Ended															12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Mr. Guo [Member] CNY	Dec. 31, 2012 Mr. Guo [Member] CNY	Dec. 31, 2011 Mr. Guo [Member] CNY	Dec. 31, 2012 Mr. Yingjie Wang [Member] CNY	Dec. 31, 2012 Beijing Lentuo Ruitong Investment Co., Ltd. [Member] CNY	Dec. 31, 2011 Beijing Lentuo Ruitong Investment Co., Ltd. [Member] CNY	Dec. 31, 2013 Tianjin Material Group [Member] USD ($)	Dec. 31, 2013 Tianjin Material Group [Member] CNY	Dec. 31, 2012 Tianjin Material Group [Member] CNY	Dec. 31, 2011 Tianjin Material Group [Member] CNY	Dec. 31, 2013 Lentuo Electromechanical [Member] CNY	Dec. 31, 2012 Lentuo Electromechanical [Member] CNY	Dec. 31, 2011 Lentuo Electromechanical [Member] CNY	Dec. 31, 2013 Lentuo Electromechanical [Member] USD ($)	Dec. 31, 2013 Mr. Fuli Guo [Member] USD ($)	Dec. 31, 2013 Mr. Fuli Guo [Member] CNY	Dec. 31, 2012 Mr. Fuli Guo [Member] CNY	Dec. 31, 2011 Mr. Fuli Guo [Member] CNY	Dec. 31, 2013 Haowu [Member] USD ($)	Dec. 31, 2013 Haowu [Member] CNY	Dec. 31, 2012 Haowu [Member] CNY	Dec. 31, 2011 Haowu [Member] CNY	Dec. 31, 2012 Beijing Lentuo Cultural Development Co., Ltd. [Member] CNY	Dec. 31, 2011 Beijing Lentuo Cultural Development Co., Ltd. [Member] CNY	Dec. 31, 2012 Beijing Weitzman Vehicle Co., Ltd. [Member] CNY	Dec. 31, 2012 Beijing Lentuo Tongda Co., Ltd. [Member] CNY	Dec. 31, 2011 Beijing Lentuo Tongda Co., Ltd. [Member] CNY	Dec. 31, 2013 Beijing Lentuo Tongda Co., Ltd. [Member] USD ($)	Dec. 31, 2013 Beijing Lentuo Tongda Co., Ltd. [Member] CNY	Dec. 31, 2012 Tonghe Advertising Co., Ltd. [Member] CNY	Dec. 31, 2011 Tonghe Advertising Co., Ltd. [Member] CNY	Dec. 31, 2012 Lentuo Second hand Motor Vehicle Co., Ltd. [Member] CNY	Dec. 31, 2011 Lentuo Second hand Motor Vehicle Co., Ltd. [Member] CNY
Related Party Transaction [Line Items]
Temporary funding to related parties			120,836	222,962		24,024							55,343				186,805				6,460	720			35,009	35,437
Repayments of temporary funding to related parties	9,553	57,830	137,863	186,805		24,024		2,000			9,142	55,343					186,805		55,343	2,487	41,760				70,079
Temporary funding from related parties			47,417	129,935		27,417										20,000	129,935
Repayments of temporary funding from related parties			57,417	133,488		27,417	13,553									30,000	119,935
Long-term prepayments for asset acquisition	50,014	302,769													125,387			20,712														29,302	177,382
Sales of automobile to a related party	7,574	45,853																					7,574	45,853
Interest received from a related party		352											352
Amounts due from related parties	8,755	53,000	57,830										55,343								2,487			53,000
Interest rate													1.38%
Average balance due from related parties	10,649	66,344	66,344	37,429
Average balance due to related parties	803	5,000	5,000	11,777
Short-term loan guaranteed by the Group	$ 23,126	140,000